pSivida Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
pSivida Agreement

6. pSivida Agreement

In March 2008, in connection with the Company’s collaboration agreement with pSivida U.S., Inc. (pSivida), the licensor of the ILUVIEN technology, the Company and pSivida amended and restated the agreement to provide the Company with 80% of the net profits and pSivida with 20% of the net profits derived by the Company from the sale of ILUVIEN. In connection with the amended and restated agreement, the Company also agreed to:

•	pay $12.0 million to pSivida upon the execution of the March 2008 agreement;

•	issue a $15.0 million promissory note to pSivida (which was subsequently repaid in full in April 2010);

•	forgive all outstanding development payments, penalties and interest as of the effective date of the March 2008 agreement, which totaled $6.8 million;

•	continue responsibility for regulatory, clinical, preclinical, manufacturing, marketing and sales for the remaining development and commercialization of the products;

•

assume all financial responsibility for the development of the products and assume 80% of the commercialization costs of the products (instead of 50% as provided under the agreement prior to being amended and restated); and

•	make an additional milestone payment of $25.0 million after the first product under the March 2008 agreement has been approved by the FDA.

The Company’s license rights to pSivida’s proprietary delivery device could revert to pSivida if the Company were to (i) fail twice to cure its breach of an obligation to make certain payments to pSivida following receipt of written notice thereof; (ii) fail to cure other breaches of material terms of its agreement with pSivida within 30 days after notice of such breaches or such longer period (up to 90 days) as may be reasonably necessary if the breach cannot be cured within such 30-day period; (iii) file for protection under the bankruptcy laws, make an assignment for the benefit of creditors, appoint or suffer appointment of a receiver or trustee over its property, file a petition under any bankruptcy or insolvency act or have any such petition filed against it and such proceeding remains undismissed or unstayed for a period of more than 60 days; or (iv) notify pSivida in writing of its decision to abandon its license with respect to a certain product using pSivida’s proprietary delivery device.

Upon commercialization of ILUVIEN, the Company must share 20% of net profits and 33% of any lump sum milestone payments received from a sub-licensee of ILUVIEN, as defined by the agreement, with pSivida. In connection with this arrangement the Company is entitled to recover 20% of commercialization costs of ILUVIEN, as defined in the agreement, incurred prior to product profitability out of pSivida’s share of net profits. As of September 30, 2012 and December 31, 2011, pSivida owed the Company $4,924,000 and $4,064,000, respectively, in commercialization costs. Due to the uncertainty of future profits from ILUVIEN, the Company has fully reserved these amounts in the accompanying unaudited consolidated financial statements.

7. PSIVIDA AGREEMENT

In March 2008, in connection with the Company’s collaboration agreement with pSivida U.S., Inc. (“pSivida”), the licensor of the ILUVIEN technology, the Company and pSivida amended and restated the agreement to provide the Company with 80% of the net profits and pSivida with 20% of the net profits derived by the Company from the sale of ILUVIEN. In connection with the amended and restated agreement, the Company also agreed to:

•	pay $12.0 million to pSivida upon the execution of the March 2008 agreement;

•	issue a $15.0 million promissory note to pSivida;

•	forgive all outstanding development payments, penalties and interest as of the effective date of the March 2008 agreement, which totaled $6.8 million;

•	continue responsibility for regulatory, clinical, preclinical, manufacturing, marketing and sales for the remaining development and commercialization of the products;

•

assume all financial responsibility for the development of the products and assume 80% of the commercialization costs of the products (instead of 50% as provided under the February 2005 agreement); and

•	make an additional milestone payment of $25.0 million after the first product under the March 2008 agreement has been approved by the FDA.

The $15,000,000 promissory note accrued interest at 8% payable quarterly and was payable in full to pSivida upon the earlier of a liquidity event as defined in the note (including an initial public offering of the Company’s common stock greater than $75,000,000), the occurrence of an event of default under the Company’s agreement with pSivida or September 30, 2012. If the note was not paid in full by March 31, 2010, the interest rate was to increase to 20% effective as of April 1, 2010, and the Company would be required to begin making principal payments of $500,000 per month. On April 27, 2010, the Company paid pSivida $15,225,000 in principal and interest to satisfy the note payable. As a result, the Company recognized a gain of $1,343,000 on the extinguishment of this debt in the accompanying financial statements for the nine month period ended September 30, 2010.

The Company’s license rights to pSivida’s proprietary delivery device could revert to pSivida if the Company were to (i) fail twice to cure its breach of an obligation to make certain payments to pSivida following receipt of written notice thereof; (ii) fail to cure other breaches of material terms of its agreement with pSivida within 30 days after notice of such breaches or such longer period (up to 90 days) as may be reasonably necessary if the breach cannot be cured within such 30-day period; (iii) file for protection under the bankruptcy laws, make an assignment for the benefit of creditors, appoint or suffer appointment of a receiver or trustee over its property, file a petition under any bankruptcy or insolvency act or have any such petition filed against it and such proceeding remains undismissed or unstayed for a period of more than 60 days; or (iv) notify pSivida in writing of its decision to abandon its license with respect to a certain product using pSivida’s proprietary delivery device.

Upon commercialization of ILUVIEN, the Company must share 20% of net profits and 33% of any lump sum milestone payments received from a sub-licensee of ILUVIEN, as defined by the agreement, with pSivida. In connection with this arrangement the Company is entitled to recover 20% of commercialization costs of ILUVIEN, as defined in the agreement, incurred prior to product profitability out of pSivida’s share of net profits. As of December 31, 2011 and 2010, the Company was owed $4,064,000 and $2,224,000, respectively, in commercialization costs. Due to the uncertainty of future net profits, the Company has fully reserved these amounts in the accompanying financial statements.